Stock Options and Warrants - Schedule of Nonvested Share Activity (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Shares Nonvested at January 1,	858,670	262,670	221,250
Shares Granted during the period	22,500	788,250	114,600
Shares Acquired and converted options from acquisition			97,821
Shares Vested during the period	(93,880)	(72,500)	(151,001)
Shares Forfeited during the period	(38,100)	(119,750)	(20,000)
Shares Nonvested at end of period	749,190	858,670	262,670	221,250
Weighted Average Grant Date Fair Value Nonvested at January 1	$ 3.15	$ 3.04	$ 2.87
Weighted Average Grant Date Fair Value Granted during the period	6.75	3.15	2.65	$ 3.26
Weighted Average Grant Date Fair Value Acquired and converted options from acquisition			4.62
Weighted Average Grant Date Fair Value 'Vested during the period	2.81	3.17	3.58	3.84
Weighted Average Grant Date Fair Value Forfeited during the period	3.76	2.88	2.51
Weighted Average Grant Date Fair Value Nonvested at end of period	$ 3.27	$ 3.15	$ 3.04	$ 2.87